Trade and other payables	12 Months Ended
Jun. 30, 2018
Trade and other payables [abstract]
Disclosure of trade and other payables [text block]
17	Trade and other payables

	2017 RMB	2018 RMB
Trade payable	22,662	22,309
Accrued payroll	50,013	68,351
Amount due to third parties	41,188	50,844

Trade and other payables	113,863	141,504
Amount due to related parties (Note 19 (b))	124,841	138,215

Total	238,704	279,719

As of June 30, 2018,
the amount due to third parties is mainly comprised of accrued service balances such as summer campus travel agent, bus transportation, books material, etc, and deposit collected from students for miscellaneous consumption in the campus, business tax and other taxes payable, as well as quality guarantee deposit received from leasehold improvement service vendors.

The Group’s exposure to liquidity risk related to trade and other payables is disclosed in Note 18.